Shareholder Report, Average Annual Return (Details)		12 Months Ended	47 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000148468
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EMQQ The Emerging Markets Internet ETF
C000230780
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FMQQ The Next Frontier Internet ETF
Without Sales Load [Member] | C000148468
Average Annual Return [Line Items]
Average Annual Return, Percent		26.90%		(4.04%)	8.60%
Without Sales Load [Member] | C000230780
Average Annual Return [Line Items]
Average Annual Return, Percent		12.54%	(12.93%)
MSCI Emerging Markets Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	MSCI Emerging Markets Index (NR) (USD)
Average Annual Return, Percent		16.80%		5.21%	6.92%
MSCI Emerging Markets Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2],[3]	MSCI Emerging Markets Index (NR) (USD)
Average Annual Return, Percent		16.80%	2.37%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	S&P 500 Index (TR)
Average Annual Return, Percent		15.88%		14.74%	14.60%
EMQQ The Emerging Markets Internet Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EMQQ The Emerging Markets Internet Index
Average Annual Return, Percent		26.05%		(3.39%)	9.50%
MSCI Frontier Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Frontier Markets Index
Average Annual Return, Percent		35.41%	5.66%
FMQQ The Next Frontier Internet Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FMQQ The Next Frontier Internet Index
Average Annual Return, Percent		12.08%	(12.47%)

[1]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes, (except foreign withholding taxes).
[2]	Effective August 31, 2025, the Fund's broad-based securities market index changed from MSCI Frontier Markets Index to the MSCI Emerging Markets Index (NR) (USD).
[3]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes, (except foreign withholding taxes).
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.